Spin-Off Charges (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Restructuring charges	$ 3		$ 7	$ 3
Restructuring charges, net of tax	2		4	$ 2
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Restructuring charges	24		13
Restructuring charges, net of tax	19		9
Incremental capital expenditures required to effect the spin-off	15
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Third-Party Consulting Fees [Member]
Restructuring charges	19		12
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Other Incremental Costs [Member]
Restructuring charges	5		1
Spin-off [Member]
Restructuring charges	$ 22	[1]	$ 13

[1]	An additional $2 million of Spin-off charges were pre-paid in 2017 and subsequently expensed in 2018, which is included in Prepaid expenses and other assets on the accompanying consolidated and combined statements of financial position as of December 31, 2017.